Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Cash and cash equivalents

3.Cash and cash equivalents

Cash and cash equivalents represent cash at bank and demand deposits placed with banks which have original maturities of three months or less and are readily convertible to known amount of cash. Cash and cash equivalents balance as of December 31, 2021 and 2022 primarily consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Short‑term bank deposits with initial terms within three months	1,687,344	52,767
Cash at bank	3,521,623	1,215,745
Cash and cash equivalents	5,208,967	1,268,512